13F-HR
<DOCUMENT-COUNT>     1
<NOTIFY-INTERNET>     admin@apexcapllc.com
<SROS>     NONE
</FILER>
<PERIOD>     12/31/2001
13F-HR

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended December 31, 2001

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Apex Capital, LLC
Address:  	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

Sanford J. Colen,	Orinda, CA	February 11, 2002

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total (x $1000):   $321,341.00

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:					Item 2:		Item 3:	 	Item 4: 	 Item 5: 	Item 6:		Item 7:	Item 8:
Name of Issuer			Title of Class	CUSIP	 	Value 	 	 Shares / 	Investment	Other	Voting Authority (Shares)

				 					(x $1000) 	 Prn Amt 	Discretion	Mangers	Shared

A T & T WIRELESS SERVICES		common stock	00209A106	 $2,881 	 200,508 	other	1		 200,508
ABERCROMBIE & FITCH CO-CL A	common stock	2896207	 $1,459 	 55,000 	other	1		 55,000
ACTUATE CORPORATION		common stock	00508B102	 $2,100 	 398,500 	other	1		 398,500
ADVANCED DIGITAL INFO CORP	common stock	7525108	 $2,165 	 135,000 	other	1		 135,000
ADVANCEPCS				common stock	00790K109	 $734 	 	 25,000 	other	1		 25,000
AGILENT TECHNOLOGIES INC		common stock	00846U101	 $1,981 	 69,500 	other	1		 69,500
ALASKA COMM SYSTEMS GROUP	common stock	01167P101	 $1,554 	 195,000 	other	1		 195,000
AMERICAN EAGLE OUTFITTERS	common stock	02553E106	 $1,099 	 42,000 	other	1		 42,000
AMERICREDIT CORP			common stock	03060R101	 $24,294 	 770,000 	other	1		 770,000
AMGEN INC					common stock	31162100	 $8,466 	 150,000 	other	1		 150,000
ANGLOGOLD LIMITED-SPON ADR	common stock	35128206	 $6,661 	 368,800 	other	1		 368,800
ART TECHNOLOGY GROUP INC		common stock	04289L107	 $261 	 	 75,000 	other	1		 75,000
ASCENTIAL SOFTWARE CORP		common stock	04362P108	 $1,013 	 250,000 	other	1		 250,000
ASPECT COMMUNICATIONS CORP	common stock	04523Q102	 $660 	 	 170,000 	other	1		 170,000
AUTOBYTEL INC				common stock	05275N106	 $1,553 	 900,000 	other	1		 900,000
AVIGEN INC					common stock	53690103	 $5,676 	 493,098 	other	1		 493,098
BEBE STORES INC				common stock	75571109	 $467 	 	 25,000 	other	1		 25,000
BEVERLY ENTERPRISES INC		common stock	87851309	 $5,246 	 610,000 	other	1		 610,000
BROADWING INC				common stock	111620100	 $2,674 	 281,500 	other	1		 281,500
CABLEVISION SYSTEMS-NY GRP-A	common stock	12686C109	 $5,030 	 106,000 	other	1		 106,000
CARDIMA INC				common stock	14147M106	 $282 	 	 124,967 	other	1		 124,967
COCA-COLA COMPANY			common stock	191216100	 $1,179 	 25,000 	other	1		 25,000
COOPER CAMERON CORP		common stock	216640102	 $807 	 	 20,000 	other	1		 20,000
COUNTRYWIDE CREDIT IND INC	common stock	222372104	 $8,780 	 214,300 	other	1		 214,300
EL PASO CORPORATION			common stock	28336L109	 $7,258 	 158,738 	other	1		 158,738
E-LOAN INC					common stock	26861P107	 $1,233 	 670,000 	other	1		 670,000
EMULEX CORP				common stock	292475209	 $1,383 	 35,000 	other	1		 35,000
ENGELHARD CORP				common stock	292845104	 $10,408 	 376,000 	other	1		 376,000
ENGINEERED SUPPORT SYSTEMS	common stock	292866100	 $1,197 	 35,000 	other	1		 35,000
EPLUS INC					common stock	294268107	 $1,433 	 150,000 	other	1		 150,000
ESTEE LAUDER COMPANIES-CL A	common stock	518439104	 $8,015 	 250,000 	other	1		 250,000
EXE TECHNOLOGIES INC			common stock	301504106	 $840 	 	 165,000 	other	1		 165,000
EXTENSITY INC				common stock	302255104	 $327 	 	 150,000 	other	1		 150,000
FOOT LOCKER INC				common stock	344849104	 $10,016 	 640,000 	other	1		 640,000
GLOBESPAN VIRATA INC			common stock	37957V106	 $1,295 	 100,000 	other	1		 100,000
HEALTHEXTRAS INC			common stock	422211102	 $4,854 	 850,000 	other	1		 850,000
ICN PHARMACEUTICALS INC		common stock	448924100	 $2,224 	 66,400 	other	1		 66,400
IGEN INTERNATIONAL INC		common stock	449536101	 $26,689 	 665,550 	other	1		 665,550
IMAGISTICS INTL INC			common stock	45247T104	 $1,914 	 155,000 	other	1		 155,000
INTEGRATED DEVICE TECH INC	common stock	458118106	 $1,064 	 40,000 	other	1		 40,000
INTERLINK ELECTRONICS INC		common stock	458751104	 $518 	 	 119,550 	other	1		 119,550
INTIMATE BRANDS INC			common stock	461156101	 $1,337 	 90,000 	other	1		 90,000
IONA TECHNOLOGIES PLC-ADR		common stock	46206P109	 $1,421 	 70,000 	other	1		 70,000
JOHN HANCOCK FINANCIAL SRVCS	common stock	41014S106	 $4,130 	 100,000 	other	1		 100,000
JONES APPAREL GROUP INC		common stock	480074103	 $697 	 	 21,000 	other	1		 21,000
KENNETH COLE PRODUCTIONS-A	common stock	193294105	 $797 	 	 45,000 	other	1		 45,000
LIMITED INC				common stock	532716107	 $883 	 	 60,000 	other	1		 60,000
LIZ CLAIBORNE INC			common stock	539320101	 $1,244 	 25,000 	other	1		 25,000
MACROMEDIA INC				common stock	556100105	 $1,780 	 100,000 	other	1		 100,000
MANOR CARE INC				common stock	564055101	 $1,778 	 75,000 	other	1		 75,000
MAXYGEN INC				common stock	577776107	 $1,752 	 99,700 	other	1		 99,700
MEDAREX INC				common stock	583916101	 $3,323 	 185,000 	other	1		 185,000
MPS GROUP INC				common stock	553409103	 $893 	 	 125,000 	other	1		 125,000
MSC.SOFTWARE CORPORATION	common stock	553531104	 $2,184 	 140,000 	other	1		 140,000
NAUTICA ENTERPRISES INC		common stock	639089101	 $4,413 	 345,000 	other	1		 345,000
NEW FOCUS INC				common stock	644383101	 $305 	 	 80,000 	other	1		 80,000
NEWMONT MINING CORP		common stock	651639106	 $3,822 	 200,000 	other	1		 200,000
NEWPORT CORP				common stock	651824104	 $2,607 	 135,200 	other	1		 135,200
NTL INCORPORATED			common stock	629407107	 $363 	 	 386,196 	other	1		 386,196
ORATEC INTERVENTIONS INC		common stock	68554M108	 $1,698 	 262,500 	other	1		 262,500
PACTIV CORPORATION			common stock	695257105	 $2,112 	 119,000 	other	1		 119,000
PERKINELMER INC 			common stock	714046109	 $876 	 	 25,000 	other	1		 25,000
PLACER DOME INC			common stock	725906101	 $2,193 	 201,000 	other	1		 201,000
POLO RALPH LAUREN CORP		common stock	731572103	 $9,981 	 373,000 	other	1		 373,000
QUIKSILVER INC				common stock	74838C106	 $12,969 	 754,000 	other	1		 754,000
RED HAT INC				common stock	756577102	 $710 	 	 100,000 	other	1		 100,000
REGENERON PHARMACEUTICALS	common stock	75886F107	 $929 	 	 33,000 	other	1		 33,000
REMEC INC					common stock	759543101	 $1,590 	 159,200 	other	1		 159,200
RESOURCES CONNECTION INC		common stock	76122Q105	 $2,238 	 85,000 	other	1		 85,000
RESTORATION HARDWARE INC		common stock	760981100	 $14,322 	 1,602,000 	other	1		 1,602,000
RYDER SYSTEM INC			common stock	783549108	 $4,970 	 224,400 	other	1		 224,400
SANGAMO BIOSCIENCES INC		common stock	800677106	 $1,401 	 150,000 	other	1		 150,000
SCHERING-PLOUGH CORP		common stock	806605101	 $2,865 	 80,000 	other	1		 80,000
SEEBEYOND TECHNOLOGY CORP	common stock	815704101	 $1,601 	 165,000 	other	1		 165,000
SILGAN HOLDINGS INC			common stock	827048109	 $3,869 	 147,900 	other	1		 147,900
SILICON IMAGE INC			common stock	82705T102	 $940 	 	 250,000 	other	1		 250,000
SKECHERS USA INC -CL A		common stock	830566105	 $1,199 	 82,000 	other	1		 82,000
SOLECTRON CORP				common stock	834182107	 $1,581 	 140,134 	other	1		 140,134
STAMPS.COM INC				common stock	852857101	 $1,307 	 365,000 	other	1		 365,000
STARBUCKS CORP				common stock	855244109	 $1,505 	 79,000 	other	1		 79,000
SUN MICROSYSTEMS INC		common stock	866810104	 $308 	 	 25,000 	other	1		 25,000
SUPERIOR INDUSTRIES INTL		common stock	868168105	 $604 	 	 15,000 	other	1		 15,000
SUPPORT.COM INC				common stock	868587106	 $1,900 	 303,000 	other	1		 303,000
TALISMAN ENERGY INC			common stock	87425E103	 $6,003 	 158,600 	other	1		 158,600
TECHNE CORP				common stock	878377100	 $1,106 	 30,000 	other	1		 30,000
TERADYNE INC				common stock	880770102	 $2,863 	 95,000 	other	1		 95,000
TEXAS INSTRUMENTS INC		common stock	882508104	 $2,520 	 90,000 	other	1		 90,000
TIFFANY & CO				common stock	886547108	 $3,147 	 100,000 	other	1		 100,000
TIMBERLAND COMPANY   -CL A	common stock	887100105	 $1,112 	 30,000 	other	1		 30,000
TOMMY HILFIGER CORP			common stock	2896241	 $4,125 	 300,000 	other	1		 300,000
TUMBLEWEED COMMUNICATIONS CPcommon stock	899690101	 $4,336 	 730,000 	other	1		 730,000
UBIQUITEL INC				common stock	903474302	 $1,453 	 195,000 	other	1		 195,000
UNITED RETAIL GROUP INC		common stock	911380103	 $1,710 	 223,500 	other	1		 223,500
VIGNETTE CORPORATION		common stock	926734104	 $851 	 	 158,500 	other	1		 158,500
VIRAGE INC					common stock	92763Q106	 $1,092 	 330,000 	other	1		 330,000
WEBEX COMMUNICATIONS INC	common stock	94767L109	 $2,485 	 100,000 	other	1		 100,000
WESTCOAST HOSPITALITY CORP	common stock	95750P106	 $1,265 	 206,000 	other	1		 206,000
WESTERN GAS RESOURCES INC		common stock	958259103	 $1,797 	 55,600 	other	1		 55,600
WET SEAL INC  -CL A			common stock	961840105	 $7,065 	 300,000 	other	1		 300,000
WILSONS THE LEATHER EXPERTS	common stock	972463103	 $1,141 	 100,000 	other	1		 100,000
WJ COMMUNICATIONS INC		common stock	929284107	 $2,190 	 600,000 	other	1		 600,000

	Total			 						 $321,341


